Leases - Other lease costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Expenses relating to short-term leases	£ 14	£ 13
Expenses relating to leases of low-value assets	8	8
Expenses relating to variable lease payments	2
At 31 December	£ 24	£ 21